UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value			$ 0.01	$ 0.01
Ordinary shares, shares issued			106,407,008	350,000,000
Ordinary shares, shares outstanding				91,315,465
Class A ordinary shares
Ordinary shares, par value	$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares Authorized	4,300,000,000		4,300,000,000
Ordinary shares, shares issued		153,597,691	103,737,691	0
Ordinary shares, shares outstanding		153,597,691	103,737,691	0
Class B ordinary shares
Ordinary shares, par value	$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares Authorized			600,000,000	600,000,000
Ordinary shares, shares issued		9,192,011	9,192,011	0
Ordinary shares, shares outstanding		9,192,011	9,192,011	0